SHARE CAPITAL AND OTHER RESERVES - Other reserves (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
SHARE CAPITAL AND OTHER RESERVES
Other reserve - Share options	$ 3,306,861	$ 3,288,098
Other reserve - Warrants	63,228	63,228
Other reserves	$ 3,370,089	$ 3,351,326